LONG-TERM DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-Term Debt, Unclassified [Abstract]
Long-term Debt [Text Block]

NOTE 6 – LONG-TERM DEBT

 Long-term debt is as follows:

	September 30, 2012	December 31, 2011
Notes payable to two individuals, net of discounts of $0 and $1,341 with interest only payments at 12% to March 2012 when the remaining balance was payable. The notes are convertible into 285,715 shares of common stock in the Company at $.35 per share.	$100,000	$98,659
Note payable issued on October 26, 2009 to the parents of one the Company’s former directors. The note bears interest at 8%, matured on March 31, 2012 and is convertible into shares of common stock at $.35 per share.	100,000	100,000
Notes payable issued to two individuals in January, 2010. The notes bear interest at 8% and matured on March 31, 2012. The notes were converted into shares of common stock.	-	100,000
Note payable issued on June 12, 2010 to the parents of one of the Company's former directors, net of a discount of $0 and $14,931. The note bears interest at 12%, matured on March 31, 2012, and is convertible into common stock at $.18 per share.	200,000	185,069
Note payable issued on June 14, 2011 to an institutional investor. The note accrued interest at 8%, during the three months ended March 31, 2012. The note was converted into shares of common stock.	-	63,000
Note payable issued on July 12, 2011 to an institutional investor. The note bears interest at 8%, matured on April 16, 2012. The note was converted into shares of common stock.	-	37,500
Note payable issued on September 16, 2010 to an institutional investor. The note bears interest at 10%, matured on March 15, 2012 and is convertible into common stock at $.18 per share.	100,000	100,000
Note payable issued on December 23, 2010 to the parents of one of our former directors, net of a discount of $0 and $4,960. The note bears interest at 12%, matures December 23, 2012 and is convertible into common stock at $.084 per share.	16,800	11,840
Note payable issued December 31, 2010 to a law firm that accepted this note in full payment of their past due legal fees. The Note had interest at 6%. The note was converted into shares of common stock.	-	457,300
Note payable issued on September 21, 2010 to the parents of one of our former directors, net of a discount of $0 and $0. The note bears interest at 12%, matures December 23, 2012 and is convertible into shares of common stock at $.18 per share.	32,000	32,000
Notes payable issued in January 2011 to three individuals, net of a debt discount of $0 and $23,954. The notes bear interest at 10%, have a 24 month term and are convertible into common stock at $0.084 to $0.10 per share.	-	126,046
Note payable issued January 1, 2011 to a law firm that accepted this note in full payment of their past due legal fees. The Note bears interest at 6%, matures December 31, 2014 and is convertible into common stock at $.15 per share.	89,300	89,300
On November 18, 2011 the Company issued a convertible note with an institutional investor at 8% interest. The note was converted into shares of common stock.	-	50,000
Note payable issued in 2006, and then extended to March 31, 2012, to an investor for $.35 per share of common stock, the note bears interest at 10.25%	10,000	10,000
Total	$648,100	$1,460,714
Less amount due within one year - (1)	558,800	830,561
Long-Term Debt	$89,300	$630,153

(1)	The short-term notes have all matured except for the $16,800 that matures in December 2012. The Company is currently negotiating with the note holders.

Cash payments for interest were $0 for the nine months ended September 30, 2012 and $208 for the nine months ended September 30, 2011.

Principal payments required during the 12 month periods ended September 30:

2013	$1,516,082
2014	$0
2015	$89,300

NOTE 8 – LONG-TERM DEBT

Long-term debt is as follows:

	December 31, 2011	December 31, 2010
Note payable to bank in monthly installments of $1,275/including variable interest at 2% above the prevailing prime rate (3.25% at December 31, 2010). The final payment under the note was made in September 2011. The note was personally guaranteed by former executives of the Company.	$—	$10,267
Notes payable to two individuals, net of discounts of $1,341 and $9,390 with interest only payments at 12% to March 2012 when the remaining balance is payable. The notes are convertible into 285,715 shares of common stock in the Company at $.35 per share.	98,659	90,610
Note payable issued on October 26, 2009 to the parents of one of the Company's directors, net of a discount of $0 and $12,360 discount, with interest at 8% to March 31, 2012 when the remaining balance is payable and convertible into shares of common stock at $.35 per share.	100,000	87,640
Notes payable issued to two individuals in January 2010. The notes bear interest at 8%, mature March 31, 2012 and are convertible into shares of common stock at 50% of the weighted average closing bid price over any 10 consecutive days of trading.	100,000	100,000
Note payable issued on June 12, 2010 to the parents of one of the Company's directors, net of a discount of $14,931 and $67,629. The note bears interest at 12% to March 31, 2012 when the remaining balance is payable, and is convertible into shares of common stock at $.18 per share.	185,069	132,371
Note payable issued on August 2, 2010 to an institutional investor. The note accrued interest at 8%, matured May 4, 2011 and was convertible into shares of common stock at 50% of the average of the three lowest closing prices in any 10 day trading period. $20,000 was converted in the three months ended March 31, 2011 and $30,000, plus accrued interest, was converted in the three months ended June 30, 2011.	—	50,000
Note payable issued on June 14, 2011 to an institutional investor. The note bears interest at 8%, matures June 14, 2012 and is convertible into shares of common stock at 55% of the average of the five lowest closing prices in any 10 day trading period.	63,000	—
Note payable issued on July 12, 2011 to an institutional investor. The note bears interest at 8%, matures April 16, 2012 and is convertible into shares of common stock at 60% of the average of the five lowest closing prices in any 10 day trading period.	37,500	—
Note payable issued on September 16, 2010 to an institutional investor. The note bears interest at 10%, matures March 15, 2012 and is convertible into shares of common stock at $.18 per share.	100,000	100,000
Note payable issued on December 23, 2010 to the parents of one of the Company’s directors, net of a discount of $4,960 and $7,229. The note bears interest at 10%, matures December 23, 2012 and is convertible into shares of common stock at $.084 per share.	11,840	9,571
Note payable issued on December 31, 2010 to a law firm that accepted this note in full payment of their past due legal fees. The note bears interest at 6%, matures December 31, 2014 and is convertible into shares of common stock at $.15 per share.	457,300	457,300
Note payable issued on December 23, 2010 to a private investor. The note matured April 30, 2011, is paid, and accrued interest at 10%.	-	6,000
Note payable issued on September 21, 2010 to the parents of one of the Company’s directors, net of a discount of $0 and $12,702. The note bears interest at 12%, matures March 30, 2012 and is convertible into shares of common stock at $.18 per share.	32,000	19,298
Notes payable issued in January 2011 to three individuals, net of a debt discount of $23,954. The notes bear interest at 10%, have a 24-month term and are convertible into shares of common stock at $0.084 to $0.10 per share.	126,046	—
Note payable issued January 1, 2011 to a law firm that accepted this note in full payment of their past due legal fees. The note bears interest at 6%, matures January 1, 2015 and is convertible into shares of common stock at $.15 per share.	89,300	—
On November 18, 2011 the Company issued a convertible note with an institutional investor at 8% interest convertible into common stock at 60% of the average of the five lowest closing prices in any ten day trading period. The note matures on August 21, 2012.	50,000	—
Total	1,450,714	1,063,056
Less amount due within one year	820,561	66,267
Long-Term Debt	$630,153	$996,789

Cash payments for interest were $280 and $967 for 2011 and 2010, respectively.

Principal payments required during the years 2012 to 2015 are as follows:

2012	$1,084,300
2013	$100,000
2014	$457,300
2015	$89,300